LEASES (Schedule of Maturities of Lease Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Lessee Disclosure [Abstract]
2025	$ 1,038
2026	679
2027	328
2028	233
2029 and after	214
Total lease payments	2,492
Less imputed interest	(208)
Total	$ 2,284	$ 2,730